Derivative warrant liabilities (Details)	12 Months Ended
Mar. 31, 2024 item $ / shares shares
Derivative warrant liabilities
Number of classes of warrants outstanding | item	2
Number of warrants issued	13,070,000
Number of warrants outstanding	13,070,000
Number of shares issued upon exercise of warrants	1
Exercise price of warrants per share | $ / shares	$ 11.50
Dividend rate	0.00%
Public warrants
Derivative warrant liabilities
Number of warrants issued	12,500,000
Number of warrants outstanding	12,500,000
Exercise price of warrants per share | $ / shares	$ 11.50
Private warrants
Derivative warrant liabilities
Number of warrants issued	570,000
Number of warrants outstanding	570,000
Exercise price of warrants per share | $ / shares	$ 11.50